Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events
27.	Subsequent events

Share repurchase program

Subsequent to June 30, 2026 and as of October 21, 2026, the Company had repurchased 1,244,184 Class A ordinary shares for approximately US$0.8 million under 2026 share repurchase program.

The Group has evaluated subsequent events through October 30, 2026, which is the date the consolidated financial statements are issued, with no other material events or transactions identified that should have been recorded or disclosed in the consolidated financial statements.

Transfer of equity interests of Yuhuatongxing to Tianjin Yihua

In September 2026, the Group’s subsidiary, Shenzhen Letsvan, Yuhuatongxing and Tianjin Yihua, the controlling shareholder of Yuhuatongxing, entered into a Share Transfer Agreement, pursuant to which Shenzhen Letsvan agreed to transfer all of its equity interest in Yuhuatongxing for a consideration of RMB 4 million subject to satisfaction of certain pre-closing conditions.

As of October 30, 2026, the closing of share transfer is yet to be completed.